Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Cost of revenues	$ 20,462	$ 22,556	$ 20,872
Sales and marketing	2,768	3,043	2,924
General and administrative	1,681	$ 1,882	$ 1,523
Total expenses	124
Foreign currency derivatives [Member]
Derivative [Line Items]
Cost of revenues	32
Sales and marketing	60
General and administrative	$ 32